Shareholder Report, Average Annual Return (Details)	12 Months Ended	46 Months Ended
	Aug. 31, 2024	Aug. 31, 2024
Leatherback Long/Short Alternative Yield ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	10.01%	12.66%
S&P 500 Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	27.14%	14.15%
Leatherback Long/Short Alternative Yield ETF (MKT)
Average Annual Return [Line Items]
Average Annual Return, Percent	9.89%	12.65%
Wilshire Liquid Alternative Equity Hedge Total Return Index
Average Annual Return [Line Items]
Average Annual Return, Percent	14.31%	7.76%